Note Payable (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Note Payable

Notes Payable is comprised of the following:

	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Subscription Agreement	$35,684,000	$6,000,000
GEM	—	1,476,600
Airframe	—	990,000
Less unamortized debt issuance costs, noncurrent	6,509,206	1,574,838
Total carrying amount	29,174,794	6,891,762
Less current maturities	—	1,810,468
Total long-term Note Payable	$29,174,794	$5,081,294